Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities
Net loss	$ (573)	$ (15,053)	$ (4,095)	$ (8,620)	$ (2,247)
Earnings from discontinued operations		899	899	5,425	7,355
Loss from continuing operations	(573)	(15,952)	(4,994)	(14,045)	(9,602)
Adjustments to reconcile net earnings/(loss) to net cash provided by operating activities
Depreciation and amortization	60,680	43,899	60,463	38,738	26,554
Loss on extinguishment of debt				5,881
Loss on disposal of property and equipment			84		66
Provision for bad debt expense	431	687	794	168	209
Non-cash interest expense	2,380	1,802	2,781	1,624	1,114
Accretion of premium on debt			(368)
Stock-based compensation	19,701	28,816	24,310	18,168	6,412
Unrealized loss on interest rate swap				744	3,143
Amortization of deferred revenues	(9,584)	(6,493)	(8,976)	(3,500)	(2,011)
Deferred income taxes	19,054	4,902	11,093	4,068	(2,074)
Changes in operating assets and liabilities, net of acquisitions
Trade receivables	(9,226)	(554)	2,449	801	2,494
Interest rate swap			(566)	(2,462)	(859)
Prepaid expenses	192	(614)	(638)	(271)	(895)
Other assets	(3,141)	2,959	2,440	21	(1,024)
Accounts payable and accrued liabilities	(31,732)	(4,028)	1,409	6,429	(4,249)
Payables to related parties	(10)	136	4,944	(422)	872
Deferred revenue	39,562	2,979
Customer prepayments			4,629	2,243	4,839
Other liabilities	2,658	(3,975)	(2,800)	15	(322)
Net cash provided by continuing operating activities	90,392	54,564	97,054	58,200	24,667
Cash flows from investing activities
Purchases of property and equipment	(105,556)	(88,453)	(116,068)	(58,821)	(61,614)
Broadband stimulus grants received	2,798	801	3,544	70
Proceeds from sale of property and equipment			28
Net cash used in investing activities	(436,105)	(271,318)	(296,162)	(155,322)	(73,122)
Cash flows from financing activities
Equity contributions	1,350	35,500	36,450	39,800	35,546
Return of capital	(46)
Advance from Communications Infrastructure Investments, LLC	10,951	17,616
Return of advances from Communications Infrastructure Investments, LLC		(13,026)
Proceeds from long-term debt	335,550	103,000	103,000	276,948	47,000
Principal repayments on long-term debt				(166,193)	(10,677)
Changes in restricted cash	(402)	785	578	(564)
Principal repayments on capital lease obligations	(824)	(1,399)	(1,732)	(2,192)	(2,267)
Deferred financing costs	(9,027)	(4,106)	(4,106)	(12,353)	(1,681)
Net cash provided by financing activities	337,552	138,370	134,190	135,446	67,921
Cash flows from discontinued operations
Operating activities		2,787	2,622	13,923	15,673
Investing activities		(427)	(382)	(1,809)	(1,556)
Net cash provided by discontinued operations		2,360	2,240	12,114	14,117
Net decrease in cash and cash equivalents	(8,161)	(76,024)	(62,678)	50,438	33,583
Cash and cash equivalents, beginning of period	25,394	87,864	87,864	38,019	4,388
Increase in cash and cash equivalents of discontinued operations		208	208	(593)	48
Cash and cash equivalents, end of period	17,233	12,048	25,394	87,864	38,019
Supplemental disclosure of non-cash, investing and financing activities:
Cash paid for interest	44,664	31,855	31,938	6,215	10,845
Cash paid for income taxes	1,376	2,519	2,974	257	326
Non-cash purchases of equipment through capital leasing	425	200	200	324	1,650
Increase in accrued expenses for purchases of property and equipment	2,902	3,180	5,911	3,357	(1,415)
Promissory Note issued as consideration for American Fibers Systems Holding Corporation merger			4,500
360networks Holdings (USA) Inc [Member]
Cash flows from investing activities
Payment to acquired business, net of cash	(317,891)
Marquis Holdings, LLC [Member]
Cash flows from investing activities
Payment to acquired business, net of cash	(15,456)
American Fiber Systems Holdings Corporation [Member]
Cash flows from investing activities
Payment to acquired business, net of cash		(110,000)	(110,000)
AGL Networks, LLC [Member]
Cash flows from investing activities
Payment to acquired business, net of cash		(73,666)	(73,666)
FiberNet Telecom Group, Inc [Member]
Cash flows from investing activities
Payment to acquired business, net of cash				(96,571)
Citynet Fiber Network, LLC [Member]
Cash flows from investing activities
Payment to acquired business, net of cash					(35)
Northwest Telephone, Inc. [Member]
Cash flows from investing activities
Payment to acquired business, net of cash					618
Columbia Fiber Solutions, LLC [Member]
Cash flows from investing activities
Payment to acquired business, net of cash					$ (12,091)